Summary of Derivative Instruments (Detail) - Designated as Hedging Instrument - Interest Rate Swap $ in Thousands	Mar. 31, 2023 USD ($)
Derivative [Line Items]
Notional amounts	$ 2,028,869
Amortizing | SOFR
Derivative [Line Items]
Notional amounts	$ 2,028,869